Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,009,500
Total Fee Amount	6,492.02
Total Offset Amount	0
Net Fee	$ 6,492.02
Offset Table N/A	N/A